Insight Management, Inc.
A Semi-annual Report On The Kobren Insight Funds
June 30, 1997
Hotline 1-888-3KOBREN
Kobren Insight Funds
[PICTURE OF ERIC M. KOBREN]
Kobren Insight Funds

Message To Shareholders
A Picture-Perfect Market Is Not Without Its Risks After a modest first quarter performance, stock prices soared into record territory during the second quarter as a picture-perfect economic landscape emerged. In fact, everything that could go right for the market, did. While the economy continued to grow moderately, the Fed took notice and decided not to raise interest rates. In addition, strong demand for stocks and healthy mutual fund cash inflows, coupled with the fear of portfolio underperformance, drove institutional money managers to invest their idle cash; no matter how expensive stocks were becoming. Together, these four factors ignited a stock market buying frenzy, but also increased market volatility.

Some Historical Perspective This year's second quarter was the S&P 500's fourth-best quarter since 1946 (up 17.5%), and stretched valuation levels higher. Typically, gains of this magnitude occur on two different occasions: when the economy is poised to climb out of a recession or when the economy is in the later stages of a sustained period of growth. The economy is now in its seventh year of expansion, but is just beginning to exhibit signs of slowing. Corporate profits remain healthy, but unfortunately, most fund managers didn't foresee the powerful rally in large, "expensive" growth stock names. As a result, most funds significantly underperformed the broad, large-cap market indexes.

On the positive side, after a disappointing first quarter, small-cap and international stock funds advanced sharply. Investors finally seemed to notice what we've been pointing out for some time _ that small-cap stock valuations are compelling, and that investors should look beyond the U.S. to find cheaper growth opportunities. Additionally, bonds became more attractive relative to stocks last quarter, as long-term interest rates moved toward 7%. And, after taking a breather during the first half of '97, the fundamentals for real estate investment trusts, REITs, continue to look attractive.

Investment Strategy
Our current investment outlook and our sensitivity to today's high market valuations have led us to adopt a well-diversified mix of underlying funds. Indeed, our exposure to large-cap growth stocks _ particularly those that have led the Dow above 8000 and the S& P 500 into record territory in July _ is restrained. Furthermore, 1997 is proving to be a very difficult year for active fund managers, particularly those whose strict investment discipline prohibits them from overpaying for stocks, or chasing today's "hottest" investment theme. In fact, it's interesting to note that fewer than 5% of the growth funds we track are beating the S& P 500 this year.

Still, we continue to ask ourselves this question: How can things get better than this? The economy is growing, prices are stable, everyone is working and consumer confidence is high. Frankly, this can't continue forever.

While we are comfortable accepting the fact that certain variables of the economic cycle have changed in recent years, we are not going to "bet the ranch" that economic and market cycles no longer exist, and that stock prices can move infinitely higher. We recognize that stocks can remain overvalued for long periods of time and so we remain committed to stock fund investing. With this in mind, we have been careful to keep well diversified within the equity market. In our more conservative funds, we have taken steps to protect against the greater risks inherent in today's expensive equity market by diversifying into bond and real estate funds. While we would like to be able to "call the market," we don't own a crystal ball. We believe that over the long term stock and bond markets are very efficient at processing important economic and corporate financial data and incorporating this information into the overall price level. Despite the increased volatility of the financial markets, we intend to adhere to our discipline of managing the overall risk in our funds, while striving to achieve returns that best meet our shareholders' long-term objectives.

Sincerely,

Eric M. Kobren
President and Portfolio Manager

Kobren Growth Fund (6/30/97)
Kobren Growth Fund (Ticker: KOGRX): The second quarter produced robust returns across a wide range of investment styles. While the market remained large-cap biased, our portfolio benefited from its exposure to small-cap and foreign funds as they showed signs of life.
Janus Twenty and Oakmark comprise over 30% of fund assets and had another great quarter. Up 17.8% and 15.2%, respectively, during the second quarter, these funds complement each other well, and serve as an anchor for the portfolio. The small-cap sector is also an important component of our strategy at almost 25% of assets. Fifteen percent of the fund is invested in Longleaf Partners Small-Cap and Neuberger & Berman Genesis. These two value funds performed well during the second quarter (up 9.7% and 18.8%, respectively) and are well positioned to benefit from a continued small-cap advance. Elsewhere, Robertson Stephens Contrarian was hurt by declining gold stocks and from its short positions. Nevertheless, we remain confident in Manager Paul Stephens and own this fund as a global total return play that can perform well during a more challenging market environment. Overseas, our top-performing fund was
 Warburg Pincus Int'l Equity , which gained 13.8% for the quarter. It benefited from its 22% exposure to the Japanese market - a strong international performer.

[THE FOLLOWING TABLE WAS DEPICTED AS A LINE GRAPH IN THE PRINTER MATERIAL] Value of $10,000 invested 12/16/96


                                    YTD              Since Inception
Total Return (%)                    6/30/97             (12/16/96)
 Kobren Growth:                     +12.8                  +15.6
 Blended Benchmark*:                +16.4                  +19.3
*Benchmark consists of the following: 65% S&P 500 (large cap
U.S. stocks),10% Russell 2000 (small cap U.S. stocks), 15%
EAFE (Morgan Stanley's Europe Australasia Far East Index) and
10% bonds (Salomon Bros. Investment Grade Bond Index). This
"neutral" allocation should approximate the Fund's asset allocation over long periods of time.

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE GRAPH IN THE PRINTER MATERIAL] Asset Allocation
International 21%
Cash 1%
U.S. Stocks 78%

[THE FOLLOWING TABLE WAS DEPICTED AS A LINE GRAPH IN THE PRINTER MATERIAL] Style Allocation
International 21%
Small Cap Value 25%
Large Cap Growth 26%
Small Cap Growth 0%
Large Cap Value 27%
Cash 1%

Top Holdings
Kobren Growth Fund                          Style                   Alloc (%)
Oakmark                                     Large Cap Value           17.5
Janus Twenty                                Large Cap Growth          14.1
Fidelity Advisor Growth Opp'ty, CL T        Large Cap Growth          12.2
Robertson Stephens Contrarian               Small Cap Value            9.7
MAS Value                                   Large Cap Value            9.6
Artisan International                       International              9.0
Warburg Pincus Inst'l Int'l Equity          International              7.9
Longleaf Partners Small-Cap                 Small Cap Value            7.7
Neuberger & Berman Genesis Trust            Small Cap Value            7.3
Morgan Stanley Inst'l Asian Equity, CL A    International              2.8
Dreyfus Cash Managment Plus                 Money Market               1.3
Hansberger Inst'l Emerging Markets          International              1.0
Total Fund Assets                           $52,813,312


[THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTER MATERIAL] Top Sectors (Totals may not equal 100%)
Cash 1%
International 21%
Large Cap Growth 26%
Small Cap Growth 0%
Small Cap Value 25%
Large Cap Value 27%

Kobren Insight Funds - 1997 Semi-Annual Report

Kobren Moderate Growth Fund (6/30/97)

     Kobren Moderate Growth Fund (Ticker: KOMGX): On an absolute basis, the Fund performed very well during the second quarter, especially given its focus on downside risk. As such, we increased the bond allocation to 18% and extended the average maturity of our holdings. As the Fund's assets grew and as bond yields rose, we began to purchase individual Treasury notes and bonds at a low cost to shareholders. These purchases proved to be very timely as interest rates declined. The Fund increased its small-cap exposure by purchasing Oakmark Small-Cap and adding to Skyline Special Equities . Both of these top-ranked funds are value-oriented and don't have the risk associated with "growthier" funds. Although both funds are closed to new investors, we can continue to add to our existing positions. Another defensive measure includes a modest reduction in Babson Value . While this fund was up 12.2% during the second quarter, several of its large-cap holdings were beginning to look expensive, thereby increasing the fund's risk. International diversification was provided through a 15% position in Tweedy, Browne Global Value , one of the better-performing and lowest-risk international funds available. (It rose 10.1% during the quarter.) During each meeting with the fund's management team we were increasingly impressed with the firm's strict value discipline.

[THE FOLLOWING TABLE WAS DEPICTED AS A LINE GRAPH IN THE PRINTER MATERIAL] Value of $10,000 invested 12/16/96

                                    YTD        Since Inception
  Total Return (%)               (6/30/97)        (12/24/96)
Kobren Moderate Growth:            +12.6            +13.3
 Blended Benchmark*:               +14.7            +13.8
*Benchmark consists of the following: 65% S&P 500 (large cap
U.S. stocks), 5% EAFE (Morgan Stanley's Europe Australasia Far
East Index), 25% bonds (Salomon Bros. Investment Grade Bond Index) and 5% cash (90-day Treasury Bill return). This "neutral" allocation should approximate the Fund's asset allocation over long periods of time.

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE GRAPH IN THE PRINTER MATERIAL] Top Holdings
Asset Allocation
International 15%
Cash 4%
U.S. Stocks 63%

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE GRAPH IN THE PRINTER MATERIAL] Style Allocation
Large Cap
Growth 18%
Small Cap Value 15%

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTER MATERIAL] Top Sectors* (Totals may not equal 100%) *Equities only, excludes real estate funds Large Cap Value 18% Cash 4% Bonds 18% International 15% Real Estate 12%

Top Holdings
Kobren Moderate Growth Fund                Style                      Alloc (%)
Tweedy, Browne Global Value                International             15.1
Fidelity Advisor Growth Opp'ty, CL T       Large Cap Growth           9.3
Franklin Mutual Qualified, CL Z            Large Cap Value            9.1
Babson Value                               Large Cap Value            8.7
PIMCO Cadence Cap App, Inst'l              Large Cap Growth           8.7
Longleaf Partners Realty                   Real Estate                8.3
Oakmark Small-Cap                          Small Cap Value            8.1
Skyline Special Equities                   Small Cap Value            7.7
Vanguard F/I Interm-Term U.S. Treas        Bonds                      6.0
Treasury Note, 7.25% 08/15/04              Money Market               4.9
Dreyfus Cash Management Plus               Money Market               4.5
Treasury Note, 7.50% 02/15/05              Bond                       4.0
Morgan Stanley Inst'l Real Estate, CL A    Real Estate                3.8
Treasury Note, 6.50% 08/15/05              Bond                       3.7
Total Fund Assets                                        $26,625,717

Kobren Insight Funds - 1997 Semi-Annual Report


Kobren Conservative Allocation Fund (6/30/97)
Kobren Conservative Allocation Fund
 (Ticker: KOCAX):
This Fund has taken a more balanced approach to the market. As a result, it has only 41% of its assets in U.S. stock funds (excluding real estate). Also, we are moving closer to our Benchmark's bond allocation as U.S.
stocks are getting more expensive. We are very cognizant of this Fund's objective of seeking growth in a risk-averse manner. Given this objective, we continue to emphasize real estate funds in place of bonds and stock funds. (Historically, real estate funds have a low correlation to both these asset classes.) However, in the case of bonds, we did extend maturities, thereby profiting from the recent decline in interest rates. Our best-performing fund for the second quarter was Scudder Growth & Income. It led all other fund holdings thanks to its 15.3% return. This was achieved through a combination of Manager Rob Hoffman's large-cap stock focus and his growth at a reasonable price discipline. A new addition to the portfolio in the second quarter was Third Avenue Value . In searching out a fund for conservative small-cap value exposure, we were impressed by veteran Manager Marty Whitman, whose long-term track record is quite impressive. During the second quarter this fund returned 13.3%.


[THE FOLLOWING TABLE WAS DEPICTED AS A LINE GRAPH IN THE PRINTER MATERIAL] Value of $10,000 invested 12/16/96
                                    YTD            Since Inception
  Total Return (%)                (6/30/97)        (12/30/96)
 Kobren Conservative Alloc:         +10.7            +10.5
 Blended Benchmark*:                +11.6            +10.5
*Benchmark consists of the following: 50% S&P 500 (large cap
U.S. stocks), 40% bonds (Salomon Bros. Investment Grade Bond
Index) and 10% cash (90-day Treasury Bill return). This "neutral" allocation should approximate the Fund's asset allocation over long periods of time.

[THE FOLLOWING TABLE WAS DEPICTED BY A PIE CHART IN THE PRINTER MATERIAL] Asset Allocation
International 10%
Cash 3%
U.S. Stocks 66%
Bonds 21%

[THE FOLLOWING TABLE WAS DEPICTED BY A PIE CHART IN THE PRINTER MATERIAL] Style Allocation
Small Cap Value 9%
Cash 3%
Top Holdings

Top Holdings
Kobren Conservative Allocation Fund         Style                     Alloc (%)
Morgan Stanley Inst'l Real Estate, Cl A     Real Estate                20.9
Franklin Mutual Beacon, CL Z                Large Cap Value            15.6
Treasury Note, 7.25% 08/15/04               Bond                       11.9
Scudder Growth and Income                   Large Cap Value            10.1
Tweedy, Browne Global Value                 International               9.9
T. Rowe Price Equity-Income                 Large Cap Value             9.8
Third Avenue Value                          Small Cap Value             8.8
Treasury Note, 7.50% 02/15/05               Bond                        6.0
PIMCO Low Duration                          Bonds                       3.3
Dreyfus Cash Management Plus                Money Market                2.4
Total Fund Assets                                        $8,799,360

[THE FOLLOWING TABLE WAS DEPICTED BY A BAR CHART IN THE PRINTER MATERIAL] Top Sectors* (Totals may not equal 100%) *Equities only, excludes real estate funds Bonds 21% Large Cap Value 36% Real Estate 21% International 10%

Insight Management, Inc. is the registered investment adviser for the Kobren Insight Funds, and Insight Brokerage Services, Inc., a NASD broker/dealer, is the distributor for the Funds. Performance data reflects past performance and is not a guarantee of future results. Cumulative total return figures include reinvestment of all distributions. Investment return and principal value will fluctuate with market conditions and an investor's shares when redeemed may be worth more or less than their original cost. International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets. Benchmarks are a blend of unmanaged indices in which an individual cannot invest. The adviser absorbs certain expenses of each Kobren Insight Fund, without which total return would have been lower. Portfolio holdings are also subject to change. Copyright © 1997. Reproductions in whole or in part are prohibited except by permission. Data sources: Insight Management, Inc. and Morningstar. Postmaster: Send address changes to Kobren Insight Funds, P.O. Box 5146, Westborough, MA 01581-9936. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus by calling a Kobren Insight Fund representative at 1-800-4KOBREN (1-800-456-2736).

                                         Kobren Insight Funds
                                          Kobren Growth Fund
                                Portfolio of Investments - June 30, 1997
                                           (unaudited)





                       Large-Cap Value - 27.1%
---------------------------------------------------------------------------------------------------------------------------------



        267,950        MAS Value Fund                                             $5,061,581
        237,984        Oakmark Fund                                                9,224,246
                                                                                  ------------------
                                                                                  14,285,827
                                                                                 ------------------

                       Large-Cap Growth - 26.3%
---------------------------------------------------------------------------------------------------------------------------------
        159,002        Fidelity Advisor Growth Opportunities Fund, Class T          6,461,850
        226,443        Janus Twenty Fund                                            7,443,169
                                                                                  ------------------
                                                                                   13,905,019
                                                                                  ------------------

                       Small-Cap Value - 24.8%
---------------------------------------------------------------------------------------------------------------------------------
        194,773        Longleaf Partners Small-Cap Fund                             4,080,492
        200,042        Neuberger & Berman Genesis Trust Fund                        3,876,812
        325,284        Robertson Stephens Contrarian Fund                           5,136,242
          1,328        Robertson Stephens Partners Fund                                21,089
                                                                                  ------------------
                                                                                   13,114,635
                                                                                  ------------------

                       International - 20.8%
---------------------------------------------------------------------------------------------------------------------------------
        327,288        Artisan International Fund                                   4,739,135
         47,278        Hansberger Institutional Emerging Markets Fund                 536,605
         77,397        Morgan Stanley Institutional Asian Equity Fund, Class A      1,482,925
        223,945        Warburg Pincus Institutional International Equity Fund       4,181,061
                                                                                  ------------------
                                                                                   10,939,726
                                                                                  ------------------

                       Small-Cap Growth - 0.0%**
---------------------------------------------------------------------------------------------------------------------------------
            884        Turner Small-Cap Fund                                            19,938
          1,443        RBB Numeric Growth Fund                                          20,880
                                                                                  ------------------
                                                                                        40,818
                                                                                  ------------------

                       Money Market Fund - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
        737,630        Dreyfus Cash Management Plus Fund                                737,630
                                                                                  ------------------


TOTAL INVESTMENTS
(Cost $49,406,403*)                                               100.4 %              53,023,655

OTHER ASSETS AND LIABILITIES
(Net)                                                             (0.4)                  (210,343)
                                                                 --------         ------------------

NET ASSETS                                                             %              $52,813,312
                                                                  100.0 %             $52,813,312
                                                                 ========         ==================



*   Aggregate cost for Federal tax purposes
** Amount represents less than 0.1%

                                                     Kobren Insight Funds
                                                  Kobren Moderate Growth Fund
                                                   Portfolio of Investments
                                                   June 30, 1997 (unaudited)




                     Large-Cap Growth - 18.0%
--------------------------------------------------------------------------------------------------------------------------------

          60,708     Fidelity Advisor Growth Opportunities Fund, Class T                           $2,466,097
         109,116     PIMCO Advisors Cadence Capital Appreciation Fund, Institutional Class          2,312,161
                                                                                               -------------------
                                                                                                    4,778,258
                                                                                               --------------------
                                                                                               --------------------

                     Large-Cap Value - 17.9%
--------------------------------------------------------------------------------------------------------------------------------
          54,064     Babson Value Fund                                                              2,321,494
         132,013     Franklin Mutual Qualified Fund, Class Z                                        2,438,273
                                                                                                --------------------
                                                                                                    4,759,767
                                                                                                --------------------

                     Small-Cap Value - 15.9%
--------------------------------------------------------------------------------------------------------------------------------
          93,031     Skyline Special Equities Fund                                                  2,064,367
         122,653     Oakmark Small-Cap Fund                                                         2,166,047
                                                                                                --------------------
                                                                                                    4,230,414
                                                                                                --------------------

                     International - 15.1%
--------------------------------------------------------------------------------------------------------------------------------
         236,416     Tweedy, Browne Global Value Fund                                               4,023,799
                                                                                                --------------------

                     Real Estate - 12.1%
--------------------------------------------------------------------------------------------------------------------------------
         136,370     Longleaf Partners Realty                                                       2,218,732
          63,480     Morgan Stanley Institutional Real Estate Fund, Class A                         1,014,417
                                                                                                --------------------
                                                                                                    3,233,149
                                                                                                --------------------

                     Bond - 6.0%
--------------------------------------------------------------------------------------------------------------------------------
         155,267     Vanguard Fixed-Income Intermediate-Term U.S. Treasury Fund                     1,603,911
                                                                                                --------------------

                     Money Market Fund - 4.5%
--------------------------------------------------------------------------------------------------------------------------------
       1,193,137     Dreyfus Cash Management Plus Fund                                              1,193,137
                                                                                                --------------------

                     Total Mutual Funds (Cost $22,137,979)                                         23,822,435

   Principal
     Amount
-----------------
U.S. TREASURY NOTES - 12.6%
      $1,000,000     6.50% due 08/15/05                                                               998,047
       1,250,000     7.25% due 08/15/04                                                             1,304,272
       1,000,000     7.50% due 02/15/05                                                             1,059,375
                                                                                                --------------------
                     Total U.S. Treasury Notes (Cost $3,349,004)                                    3,361,694
                                                                                                --------------------

TOTAL INVESTMENTS
(Cost $25,486,983*)                                                             102.1 %            27,184,129

OTHER ASSETS AND LIABILITIES
(Net)                                                                            (2.1)               (558,412)
                                                                                ------------    --------------------

NET ASSETS                                                                      100.0 %           $26,625,717
                                                                                ============    ====================



*Aggregate cost for Federal tax purposes




                                      Kobren Insight Funds
                              Kobren Conservative Allocation Fund
                                    Portfolio of Investments
                                    June 30, 1997 (unaudited)




                       Large-Cap Value - 35.4%
--------------------------------------------------------------------------------------------------------------------------------
           94,341      Franklin Mutual Beacon Fund, Class Z                                $1,375,497
           32,748      Scudder Growth and Income Fund                                         884,842
           34,302      T. Rowe Price Equity-Income Fund                                       861,335
                                                                                         -------------------
                                                                                            3,121,674
                                                                                         -------------------

                       Real Estate - 20.9%
--------------------------------------------------------------------------------------------------------------------------------
          114,883      Morgan Stanley Institutional Real Estate Fund, Class A               1,835,837
                                                                                         ------------------


                       International - 9.9%
--------------------------------------------------------------------------------------------------------------------------------
           51,193      Tweedy, Browne Global Value Fund                                       871,306
                                                                                         -------------------

                       Small-Cap Value - 8.8%
--------------------------------------------------------------------------------------------------------------------------------
           25,904      Third Avenue Value Fund                                                775,309
                                                                                         -------------------


                       Bond - 3.3%
--------------------------------------------------------------------------------------------------------------------------------
           28,548      PIMCO Low Duration Fund                                                288,623
                                                                                         -------------------


                       Money Market Fund - 2.4%
--------------------------------------------------------------------------------------------------------------------------------
          208,235      Dreyfus Cash Management Plus Fund                                      208,235
                                                                                         -------------------

                       Total Mutual Funds (Cost $6,693,992)                                 7,100,984
    Principal
     Amount
------------------
U.S. TREASURY NOTES - 17.9%
       $1,000,000      7.25% due 08/15/04                                                   1,043,418
          500,000      7.50% due 02/15/05                                                     529,687
                                                                                         -------------------
                       Total U.S. Treasury Notes (Cost $1,558,359)                          1,573,105
                                                                                         -------------------

TOTAL INVESTMENTS
(Cost $8,252,351*)                                                              98.6 %      8,674,089

OTHER ASSETS AND LIABILITIES
 (Net)                                                                           1.4          125,271
                                                                                -----    -------------------

NET ASSETS                                                                      100.0 %    $8,799,360
                                                                                ======    ===================


*Aggregate cost for Federal tax purposes



    Kobren Insight Funds
    Statements of Assets and Liabilities                                                                June 30, 1997



                                                                       Kobren            Kobren              Kobren
                                                                       Growth           Moderate          Conservative
                                                                        Fund          Growth Fund       Allocation Fund
                                                                    -------------    ---------------    -----------------
    ASSETS:
    Investments, at value (Note 1)
             See accompanying schedules                           $   53,023,655   $     27,184,129   $        8,674,089
    Cash                                                                     909                191                  786
    Dividends receivable                                                       -             13,326                5,145
    Interest receivable                                                    8,226             96,005               43,329
    Receivable for Fund shares sold                                      483,252            356,288               50,000
    Receivable due from Investment Adviser (Note 2)                            -             29,452               56,543
    Unamortized organization costs (Note 5)                               18,733              9,367                9,436
    Deferred offering costs (Note 5)                                      11,361             10,001               10,321
    Prepaid expenses and other assets                                     15,120              7,825                7,039
                                                                    -------------    ---------------    -----------------
             Total Assets                                             53,561,256         27,706,584            8,856,688
                                                                    -------------    ---------------    -----------------

    LIABILITIES:
    Payable for Fund shares redeemed                                      42,554                  -                2,710
    Payable for investment securities purchased                          600,000          1,022,467                    -
    Investment advisory fee payable (Note 2)                              25,756                  -                    -
    Administration fee payable (Note 2)                                    5,625              5,625                5,625
    Transfer agent fees payable (Note 2)                                   2,667              2,667                2,667
    Custodian fees payable (Note 2)                                        2,792              2,575                2,305
    Organization costs payable (Note 5)                                   21,000             10,500               10,500
    Offering costs payable (Note 5)                                       24,386             20,510               20,754
    Accrued Trustees' fees and expenses (Note 2)                           1,333              1,333                1,333
    Accrued expenses and other payables                                   21,831             15,190               11,434
                                                                    -------------    ---------------    -----------------
             Total Liabilities                                           747,944          1,080,867               57,328
                                                                    -------------    ---------------    -----------------

    NET ASSETS                                                    $   52,813,312   $     26,625,717   $        8,799,360
                                                                    -------------    ---------------    -----------------

    Investments, at cost                                          $   49,406,403   $     25,486,983   $        8,252,351
                                                                    -------------    ---------------    -----------------

    NET ASSETS consist of:
    Undistributed net investment income/(accumulated net
       investment loss)                                           $     (92,630)   $         18,344   $           19,028
    Accumulated net realized gain/(loss) on investments sold               5,338           (45,046)                (350)
    Net unrealized appreciation of investments                         3,617,252          1,697,146              421,738
    Par Value (Shares of beneficial interest, $.001 per share)             4,569              2,351                  800
    Paid-in capital in excess of par value                            49,278,783         24,952,922            8,358,144
                                                                    -------------    ---------------    -----------------

    NET ASSETS                                                    $   52,813,312   $     26,625,717   $        8,799,360
                                                                    -------------    ---------------    -----------------

    SHARES OUTSTANDING                                                 4,568,514          2,350,965              800,028
                                                                    -------------    ---------------    -----------------

    Net asset value, offering and redemption price per share             $11.56             $11.33               $11.00
                                                                         =======            =======              ======





    Kobren Insight Funds
    Statements of Operations
    For the Period Ended June 30, 1997


                                                                       Kobren            Kobren              Kobren
                                                                       Growth           Moderate          Conservative
                                                                        Fund          Growth Fund       Allocation Fund
                                                                    -------------    ---------------    -----------------
    INVESTMENT INCOME:
    Dividends                                                     $       23,023   $         18,332   $           17,904
    Interest                                                              15,792             53,559               26,959
                                                                    -------------    ---------------    -----------------
        Total investment income                                           38,815             71,891               44,863
                                                                    -------------    ---------------    -----------------

    EXPENSES:
    Investment advisory fee (Note 2)                                      98,585             40,561               15,207
    Administration fee (Note 2)                                           33,750             33,750               33,750
    Transfer agent fees (Note 2)                                          29,494             20,349               18,163
    Custodian fees (Note 2)                                                2,542              2,325                2,055
    Professional fees                                                      6,791              6,636                6,617
    Trustees' fees and expenses (Note 2)                                   6,333              6,333                6,333
    Amortization of organization costs (Note 5)                            2,083              1,041                1,041
    Amortization of offering costs (Note 5)                               11,812             10,397               10,291
    Other                                                                 21,903             11,741                7,615
                                                                    -------------    ---------------    -----------------
        Subtotal                                                         213,293            133,133              101,072
    Fees waived and/or reimbursed by investment adviser,
        administrator and transfer agent (Note 2)                       (81,877)           (79,061)             (80,798)
                                                                    -------------    ---------------    -----------------
        Total expenses                                                   131,416             54,072               20,274
                                                                    -------------    ---------------    -----------------
    NET INVESTMENT INCOME/(LOSS)                                        (92,601)             17,819               24,589
                                                                    -------------    ---------------    -----------------

    NET REALIZED AND UNREALIZED GAIN/
      (LOSS) ON INVESTMENTS (Notes 1 and 4): Net realized gain/(loss) from:
         Security transactions                                             5,338           (45,046)                (350)
    Capital Gains Distributions Received                                       -                451               15,857

    Change in unrealized appreciation of securities                    3,615,875          1,697,010              422,012
                                                                    -------------    ---------------    -----------------
    Net realized and unrealized gain on investments                    3,621,213          1,652,415              437,519
                                                                    -------------    ---------------    -----------------
    NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                   $    3,528,612   $      1,670,234   $          462,108
                                                                    -------------    ---------------    -----------------






    Kobren Insight Funds
    Statements of Changes in Net Assets
    Period Ended June 30, 1997



                                                                       Kobren            Kobren              Kobren
                                                                       Growth           Moderate          Conservative
                                                                        Fund          Growth Fund       Allocation Fund
                                                                    -------------    ---------------    -----------------

    Net investment income/(loss)                                  $     (92,601)   $         17,819   $           24,589
    Net realized gain/(loss) on investments                                5,338           (45,046)                (350)
    Capital gains distributions received                                       -                451               15,857
    Change in unrealized appreciation of investments                   3,615,875          1,697,010              422,012
                                                                    -------------    ---------------    -----------------

    Net increase in net assets resulting from operations               3,528,612          1,670,234              462,108
    Distributions to shareholders from net investment income                   -                  -             (21,417)
    Net increase in net assets from Fund share transactions           49,033,352         24,765,273            8,193,944
                                                                    -------------    ---------------    -----------------
    Net increase in net assets                                        52,561,964         26,435,507            8,634,635

    NET ASSETS:
    Beginning of period                                                  251,348            190,210              164,725
                                                                    -------------    ---------------    -----------------
    End of period                                                 $   52,813,312   $     26,625,717   $        8,799,360
                                                                    -------------    ---------------    -----------------
    Undistributed net investment income/(accumulated net
       investment loss)                                           $     (92,630)   $         18,344   $           19,028
                                                                    -------------    ---------------    -----------------






                                                                       Kobren            Kobren              Kobren
                                                                       Growth           Moderate          Conservative
                                                                        Fund          Growth Fund       Allocation Fund
                                                                    -------------    ---------------    -----------------

    Net investment income/(loss)                                  $         (29)   $             74   $              (1)
    Net unrealized appreciation/(depreciation) of
      investments during the period                                        1,377                136                (274)
                                                                    -------------    ---------------    -----------------

    Net increase/(decrease) in net assets resulting from                   1,348                210                (275)
    operations
    Net increase in net assets from fund share transactions              200,000            165,000              140,000
    (Note 4)
                                                                    -------------    ---------------    -----------------
    Net increase in net assets                                           201,348            165,210              139,725
    NET ASSETS:
    Beginning of period (original capital November 6, 1996)               50,000             25,000               25,000
                                                                    -------------    ---------------    -----------------
    End of period                                                 $      251,348   $        190,210   $          164,725
                                                                    -------------    ---------------    -----------------
    Undistributed net investment income/(accumulated net
      investment loss)                                            $         (29)   $             74   $              (1)
                                                                    -------------    ---------------    -----------------

    *   Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund
    commenced
         operations  on December  16,  1996,  December 24, 1996 and December 30,
1996, respectively.




                                                                    ------------


     Kobren Insight Funds
     Kobren Growth Fund
     Financial Highlights

                                                                     For the Six Months      For the Period
                                                                           Ended                  Ended
                                                                     6/30/97 (unaudited)       12/31/96(a)
                                                                    ----------------------    --------------
     Net asset value - beginning of period                        $             10.24       $      10.00
                                                                    ------------------       --------------

     Net investment income/(loss)                                              (0.02)              0.00 (d)
     Net realized and unrealized gain on investments                             1.34              0.24
                                                                    ------------------       --------------

     Net increase in net assets resulting from investment                        1.32              0.24
     operations
                                                                    ------------------       --------------

     Net asset value - end of period                              $             11.56      $      10.24
                                                                    ==================       ==============

     Total return (b)                                                          12.89%             2.40%
                                                                    ==================       ==============

     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000's)                                     $52,813              $251
     Ratio of net investment income to average net assets                      (.70)% (c)        (.97)%     (c)(e)
     Ratio of net operating expenses to average net assets                      1.00% (c)         1.00% (c)
     Portfolio turnover rate                                                    1.46%               n/a (e)
     Ratio of operating expenses to average net assets before fees waived and/or expenses reimbursed by investment adviser,
     administrator
       and transfer agent                                                       1.62% (c)           n/a (e)
     Net investment loss per share before fees waived and/or expenses
       reimbursed by investment adviser, administrator and                    ($0.04)           ($0.42)
     transfer agent

     (a)    The Kobren Growth Fund commenced operations on December 16, 1996.
     (b)    Total return represents aggregate total return for the period indicated.
     (c)    Annualized.
     (d)    Amount represents less than $0.01 per share.
     (e) Since Kobren  Growth Fund was in operation  for a short period of time, these ratios are not meaningful.




     Kobren Insight Funds
     Kobren Moderate Growth Fund
     Financial Highlights


                                                                    For the Six Months     For the Period
                                                                         Ended                   Ended
                                                                     6/30/97 (unaudited)      12/31/96(a)
                                                                    --------------------   ----------------
     Net asset value - beginning of period                        $             10.06      $      10.00
                                                                    ------------------       --------------

     Net investment income                                                       0.00 (d)          0.00 (d)
     Net realized and unrealized gain on investments                             1.27              0.06
                                                                    ------------------       --------------

     Net increase in net assets resulting from investment                        1.27              0.06
     operations
                                                                    ------------------       --------------

     Net asset value - end of period                              $             11.33      $      10.06
                                                                    ==================       ==============

     Total return (b)                                                          12.62%             0.60%
                                                                    ==================       ==============

     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000's)                                     $26,626              $190
     Ratio of net investment income to average net assets                       0.34% (c)         8.95%     (c)(e)
     Ratio of net operating expenses to average net assets                      1.00% (c)         1.00% (c)
     Portfolio turnover rate                                                    9.88%               n/a (e)
     Ratio of operating expenses to average net assets before fees waived and/or expenses reimbursed by investment adviser,
     administrator
       and transfer agent                                                       2.46% (c)           n/a (e)
     Net investment loss per share before fees waived and/or expenses
       reimbursed by investment adviser, administrator and                    ($0.01)           ($0.50)
     transfer agent

     (a)    The Kobren Moderate Growth Fund commenced operations on December 24, 1996.
     (b)    Total return represents aggregate total return for the period indicated.
     (c)    Annualized.
     (d)    Amount represents less than $0.01 per share.
     (e)      Since Kobren  Moderate  Growth Fund was in  operation  for a short period of time, these ratios are not meaningful.









     Kobren Insight Funds
     Kobren Conservative Allocation Fund
     Financial Highlights

                                                                       For the Six Months    For the Period
                                                                            Ended                Ended
                                                                     6/30/97 (unaudited)      12/31/96(a)
                                                                    ---------------------   ---------------
     Net asset value - beginning of period                        $              9.98      $         10.00
                                                                    ------------------       --------------

     Net investment income                                                       0.07              0.00 (d)
     Net realized and unrealized gain/(loss) on investments                      1.00            (0.02)
                                                                    ------------------       --------------

     Net increase/(decrease) in net assets resulting from
       investment operations                                                     1.07            (0.02)
     Distributions from net investment income                                  (0.05)                 -
                                                                    ==================       ==============
     Net asset value - end of period                              $             11.00      $          9.98
                                                                    ==================       ==============

     Total return (b)                                                          10.77%            (.20)%
                                                                    ==================       ==============

     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000's)                                      $8,799              $165
     Ratio of net investment income/(loss) to average net assets                1.99% (c)       (1.00)%     (c)(e)
     Ratio of net operating expenses to average net assets                      1.00% (c)         1.00% (c)
     Portfolio turnover rate                                                   19.00%               n/a (e)
     Ratio of operating expenses to average net assets before fees waived and/or expenses reimbursed by investment adviser,
     administrator
       and transfer agent                                                       4.99% (c)           n/a (e)
     Net investment loss per share before fees waived and/or expenses
       reimbursed by investment adviser, administrator and                    ($0.07)           ($0.56)
     transfer agent

     (a)    The Kobren Conservative Allocation Fund commenced operations on December 30, 1996.
     (b)    Total return represents aggregate total return for the period indicated.
     (c)    Annualized.
     (d)    Amount represents less than $0.01 per share.
     (e)      Since Kobren  Conservative  Allocation Fund was in operation for a short period of time, these ratios are not meaningful.

Notes to Financial Statements (unaudited)
                       Kobren Insight Funds

                            June 30, 1997

     1. Significant Accounting Policies

     Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of June 30, 1997, the Trust offers shares of three funds, Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund (individually, a "fund" and collectively, the "funds"). Each fund seeks to achieve its investment objective by investing primarily in shares of other investment companies ("underlying funds") but also may invest directly in securities that are suitable investments for that fund.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the funds in the preparation of their financial statements.

     Portfolio Valuation - The underlying funds are valued according to their stated net asset value. Each fund's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     Dividends and Distributions - It is the policy of Kobren Growth Fund and Kobren Moderate Growth Fund to declare and pay dividends from net investment income annually. Kobren Conservative Allocation Fund has a policy of paying such dividends quarterly. Each fund will distribute net realized capital gains (including net short-term capital gains), unless offset by any available capital loss carryforward, annually. Additional distributions of net investment income and capital gains for each fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a fund, timing differences and differing characterizations of distributions made by a fund.

     Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as a fund is informed of the ex-dividend date. Interest income is recognized on the accrual basis.

     Federal Income Tax - Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve each fund from all or substantially all federal income taxes.

     Expenses - Certain of the Trust's other expenses are allocated equally to those funds which make up the Trust. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund. Operating expenses directly attributable to a fund are charged to that fund's operations.

     2. Investment Advisory Fee, Administration Fee and Other Transactions

     The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Insight Management, Inc. ("Insight Management"). The Advisory Agreement provides that each fund will pay Insight Management a fee, computed daily and paid monthly, at the annual rate of 0.75% of each fund's average daily net assets. This fee will be offset by any 12b-1 fee and advisory fee revenue payable under agreements between Insight Brokerage Services, Inc.,
    Kobren Insight Funds - 1997 Semi-Annual
    Report

                        Notes to Financial Statements (unaudited)
       (the Trust's distributor) and underlying funds. Insight Management has voluntarily agreed to limit each fund's other operating expenses to 0.25% of each fund's average daily net assets until January 1, 2001.

       The Trust has also entered into an administration agreement (the "Administration Agreement") with First Data Investor Services Group, Inc. ("the Administrator"), a wholly-owned subsidiary of First Data Corporation. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Insight Brokerage Services, Inc., an affiliate of Insight Management, serves as distributor of the funds' shares and pays all distribution costs.
       No distribution fees are paid by the funds.

       For the six months ended June 30, 1997, the investment adviser, administrator and transfer agent waived fees and/or reimbursed expenses as follows:

       Expenses reimbursed Expenses waived Expense waived

       by Investment Adviser by Administrator by Transfer Agent

       Kobren Growth Fund $72,829 $6,381 $2,667

       Kobren Moderate Growth Fund 70,013 6,381 2,667

       Kobren Conservative Allocation Fund 71,750 6,381 2,667

       No officer, director or employee of Insight Management, Insight Brokerage Services, Inc., the Administrator, or any affil-iate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each Trustee who is not an "affiliated person" receives an annual fee of $5,000 plus $1,000 for each board meeting attended and $500 for each commit-tee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each Trustee in attending such meetings.

       3. Purchases and Sales

       The  aggregate  amount of  purchases  and sales of  underlying  funds and
       investment   securities,   other  than  U.S.  government  and  short-term
       securities, for the six months ended June 30, 1997, were as follows:

       Purchases Sales

       Kobren Growth Fund $48,811,773 $375,338

       Kobren Moderate Growth Fund 21,857,516 1,056,404

       Kobren Conservative Allocation Fund 7,106,307 767,800

       At June 30, 1997, aggregate gross unrealized appreciation for all underlying funds and securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all underlying funds and securities in which there was an excess of tax cost over value for Federal income tax purposes were as follows:

       Tax Basis Tax Basis

       Unrealized Unrealized

       Appreciation Depreciation

       Kobren Growth Fund $3,944,579 $327,327

       Kobren Moderate Growth Fund 1,703,083 5,937

       Kobren Conservative Allocation Fund 421,894 156
                               Kobren Insight Funds - 1997 Semi-Annual Report

                     Notes to Financial Statements (unaudited)
     4. Shares of Beneficial Interest

     As of June 30, 1997, an unlimited number of shares of beneficial interest, having a par value of $0.001, were authorized for the Trust. Changes in shares of beneficial interest were as follows:

     Six Months Period Ended

     Ended June 30, 1997 December 31, 1996*

     Shares Amount Shares Amount

     Kobren Growth Fund:

     Shares Sold 4,675,620 $50,482,413 19,557 $200,000

     Shares Redeemed (131,663) (1,449,061) - -

     Net Increase 4,543,957 $49,033,352 19,557 $200,000

     Six Months Period Ended

     Ended June 30, 1997 December 31, 1996*

     Shares Amount Shares Amount

     Kobren Moderate Growth Fund:

     Shares Sold 2,471,442 $26,286,209 16,403 $165,000

     Shares Redeemed (139,380) (1,520,936) - -

     Net Increase 2,332,062 $24,765,273 16,403 $165,000

     Six Months Period Ended

     Ended June 30, 1997 December 31, 1996*

     Shares Amount Shares Amount

     Kobren Conservative Allocation Fund:

     Shares Sold 949,762 $9,935,888 14,000 $140,000

     Shares Issued as Reinvestment

     of Dividends 1,912 19,349 - -

     Shares Redeemed (168,146) (1,761,293) - -

     Net Increase 783,528 $8,193,944 14,000 $140,000

     * Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund commenced operations on December 16, 1996, December 24, 1996, and December 30, 1996, respectively.

     For the six months ended June 30, 1997, Insight Management and its affiliates owned 422,925, 433,865 and 7,537 shares of Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund, respectively.

     5. Organization Costs

     Offering costs, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations, have been advanced by Insight Management, and are being amortized over the one-year period from the date upon which each fund commenced its operations. Expenses incurred in connection with the organization of each fund are being amortized on a straight-line basis over a period not to exceed sixty months from the date upon which each fund commenced its operations.

     6. Risk Factors of the Funds

     Investing in underlying funds through a fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. A fund, together with the other funds and any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, Insight Management or their affiliates hold shares of any of the underlying funds, each fund's ability to invest fully in shares of such underlying funds may be restricted, and Insight Management must then, in some instances, select alternative investments for the fund that would not have been its first choice.

      This report is sent to shareholders of Kobren Insight Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in the report.